Fees Summary	Apr. 27, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 22,252,500
Previously Paid Amount	3,073.07
Total Fee Amount	3,073.07
Total Offset Amount	0
Net Fee	$ 0